Subsequent events (Details Narrative) ¥ in Millions, $ in Millions	Sep. 30, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Convertible loan | $			$ 171.1
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible loan | ¥	¥ 0.5	¥ 0.5